Note 13 - Income Taxes (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets, Net	$ 1,319	$ 1,673
Deferred Tax Assets, Valuation Allowance	$ 0	$ 0